TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE RECEIVABLES
Schedule of information about trade receivables

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Trade receivables	747,247	672,533
Less: provision for bad debt allowance	(645,777)	(495,510)
	101,470	177,023

Schedule of aging analysis of the Company's trade receivables, based on the invoice date

All of the trade receivables are expected to be recovered within one year. An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Within 90 days	34,309	35,846
Between 3 and 6 months	52,477	72,241
More than 6 months	14,684	68,936
	101,470	177,023

Schedule of aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired

An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired, is as follows:

		Past due but not impaired
	Neither past due nor	Less than		Over 120
	impaired	30 days	31 to 120 days	days	Sub-total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
December 31, 2019	141,177	35,846	—	—	—	177,023
December 31, 2020	67,161	34,309	—	—	—	101,470